Cash and cash equivalents (Tables)	6 Months Ended
Jun. 30, 2019
Cash and cash equivalents
Summary of Cash and cash equivalents
Cash and cash equivalents
in € THOUS
	June 30,	December 31,
	2019	2018
Cash	776.682	831.885
Securities and time deposits	145.420	1.313.747
Cash and cash equivalents	922.102	2.145.632